Consolidated Statements Of Changes In Shareholders' Equity (USD $)	Series A Preferred Stock [Member] Preferred Stock ,Net [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-In Capital [Member]	Series A Preferred Stock [Member] Retained Earnings [Member]	Series A Preferred Stock [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock ,Net [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Additional Paid-In Capital [Member]	Series B Preferred Stock [Member] Retained Earnings [Member]	Series B Preferred Stock [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Series B Preferred Stock [Member]	Preferred Stock ,Net [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009													$ 4,695,911	$ 584,727	$ 9,933,257	$ 4,036,186	$ 233,259	$ 19,483,340
Comprehensive income:
Net income (loss)													0	0	0	(1,915,769)	0	(1,915,769)
Change in unrealized gain (loss) on securities available for sale, net of reclassification and tax effects													0	0	0	0	(24,377)	(24,377)
Total comprehensive income (loss)																		(1,940,146)
Common stock issued under Employee Stock Purchase Plan (ESPP)													0	1,357	12,194	0	0	13,551
Stock option expense recognized over vesting period													0	0	1,426	0	0	1,426
Expense due to modification of stock options													0	0	35,035	0	0	35,035
Accretion of discount on preferred stock	60,558	0	0	(60,558)	0	0
Amortization of premium on preferred stock							(5,909)	0	0	5,909	0	0
Dividends on preferred stock													0	0	0	(256,150)	0	(256,150)
Balance at Dec. 31, 2010													4,750,560	586,084	9,981,912	1,809,618	208,882	17,337,056
Comprehensive income:
Net income (loss)													0	0	0	1,053,299	0	1,053,299
Change in unrealized gain (loss) on securities available for sale, net of reclassification and tax effects													0	0	0	0	188,800	188,800
Total comprehensive income (loss)																		1,242,099
Common stock issued under Employee Stock Purchase Plan (ESPP)													0	1,052	11,738	0	0	12,790
Stock option expense recognized over vesting period													0	0	698	0	0	698
Accretion of discount on preferred stock	60,557	0	0	(60,557)	0	0
Amortization of premium on preferred stock							(5,908)	0	0	5,908	0	0
Dividends on preferred stock													0	0	0	(256,150)	0	(256,150)
Balance at Dec. 31, 2011													$ 4,805,209	$ 587,136	$ 9,994,348	$ 2,552,118	$ 397,682	$ 18,336,493